SUPPLEMENT dated July 1, 2006

                              To the PROSPECTUS of

                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                         Standish Mellon High Yield Fund
                       Standish Mellon Enhanced Yield Fund

                               Dated: May 1, 2006


--------------------------------------------------------------------------------

Standish Mellon Enhanced Yield Fund  (the "Fund") only:

Effective September 1, 2006, the Standish Mellon Enhanced Yield Fund is changing its name to the "Standish Mellon Yield Plus Fund." Accordingly, the name Yield Plus Fund replaces all references to the name Enhanced Yield Fund in the attached prospectus.

Also effective September 1, 2006, the descriptions of the Fund's investment objective, key investments and strategies, credit quality, targeted average portfolio credit quality and maturity are replaced in their entirety with the following:

--------------------------------------------------------------------------------
Investment objective                  To achieve a high level of current income.
--------------------------------------------------------------------------------
Key investments and                   The fund invests all of its investable
strategies                            assets in a Standish Mellon master
                                      portfolio which invests, under normal
                                      circumstances, at least 80% of net assets
                                      in dollar-denominated money market
                                      instruments, short-term fixed income
                                      securities and asset-backed securities of
                                      U.S. and foreign governments, banks and
                                      companies. Except where indicated, this
                                      prospectus uses the term "fund" to refer
                                      to the fund and its master portfolio taken
                                      together. The fund may also invest in
                                      fixed income futures contracts, options
                                      and swaps.

--------------------------------------------------------------------------------
Credit quality                         The fund invests primarily in
                                       investment grade securities and no more
                                       than 10% of assets in securities rated BB
                                       or Ba (A-3, P-3 or Duff-3 for money
                                       market instruments) by a rating agency or
                                       their unrated equivalents.
--------------------------------------------------------------------------------
Targeted average portfolio            In the range of BBB to A-.
credit quality
--------------------------------------------------------------------------------
Duration                               The fund generally will maintain an
                                       average dollar-weighted effective
                                       portfolio duration of 1 to 6 months with
                                       a maximum average duration of 12 months.
                                       Up to 10 percent of the fund's total
                                       assets may be invested in securities with
                                       duration (or duration to reset) greater
                                       than 3.25 years.
--------------------------------------------------------------------------------

The following benchmark index information for the Fund is added in the "Average annual total return" table on page 11 of the above noted prospectus:

Average annual total returns for selected periods ended December 31, 2005

-------------------------------------------------------------------------------------------------------------------
                                                                          1 Year   5 Years   10 Years    Inception
                                                                                                            Date
-------------------------------------------------------------------------------------------------------------------
Enhanced Yield Fund                                                                                         1/3/89
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch (ML) Constant Maturity 3-month LIBOR Index **               3.14%     2.53%      4.19%      12/1995
-------------------------------------------------------------------------------------------------------------------

** The ML Constant Maturity 3-month Libor Index is an unmanaged index of 3-month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits. An individual cannot invest directly in the index. Effective September 1, 2006, the fund will change its benchmark from the ML 6-month US Treasury Bill Index to the ML Constant Maturity 3-month Libor Index because the adviser believes the ML Constant Maturity 3-month Libor Index is more consistent with the characteristics, credit quality and duration target of the fund given the investments, strategies, and other characteristics reflected in this supplement.

The following replaces footnote 2 in the table under the "Fees and expenses of the fund" section on page 11 of the attached prospectus:

     (2)Effective September 1, 2006, Standish Mellon will lift its voluntary cap on total operating expenses of the Enhanced Yield Plus Fund from 0.25% to 0.40%. Accordingly, the Fund's actual expenses (after taking into account the revised expense limitations) would have been:

         Management fees                             0.16%
         Other Expenses                              0.24%
         Total annual fund operating expenses        0.40%

     This cap may be changed or eliminated at any time.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                          SUPPLEMENT dated July 1, 2006

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                         Standish Mellon High Yield Fund
                       Standish Mellon Enhanced Yield Fund

                               Dated: May 1, 2006


--------------------------------------------------------------------------------

Standish Mellon Enhanced Yield Fund (the "Fund") and Standish Mellon Enhanced Yield Portfolio (the "Portfolio") only:

Effective September 1, 2006, the Fund is changing its name to the "Standish Mellon Yield Plus Fund." Accordingly, the name Yield Plus Fund replaces all references to the name Enhanced Yield Fund in the attached statement of additional information.

Effective September 1, 2006, the Portfolio is changing its name to the "Standish Mellon Yield Plus Portfolio." Accordingly, the name Yield Plus Fund replaces all references to the name Enhanced Yield Portfolio in the attached statement of additional information.

The following sentence is added under the heading, "Investment Objectives and Policies - Enhanced Yield Fund" on page 5:

     Yield Plus Fund
     Additional Information. On September 1, 2006, the fund changed its name from Standish Mellon Enhanced Yield Fund to Standish Enhanced Yield Plus Fund and Standish Mellon Enhanced Yield Portfolio changed its name to Standish Mellon Yield Plus Portfolio.

The following sentence replaces the first sentence under the heading, "Investment Objectives and Policies - Repurchase Agreements" on page 27:

     Repurchase Agreements. Fixed Income Portfolio, Investment Grade Bond Fund and Yield Plus Portfolio may invest up to 5%, 25% and 33 1/3%, respectively, of net assets in repurchase agreements.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                     THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE